Gain (Loss) on Settlement of Debt	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Gain (Loss) on Settlement of Debt

For the years ended September 30, 2011 and 2010, gain (loss) on settlement of debt consisted of:

	2011	2010

Loss on conversion of debt	$(1,161,457)	$(1,073,457)
Gain on negotiated settlements	—	1,718,742
Other	(654,070)	85,852

(Loss) gain on settlement of debt	$(1,815,527)	$731,137

As described in Note 9, the Company converted certain notes payable into common stock during the years ended September 30, 2011 and 2010, recognizing losses of $1,161,457 and $1,073,457, respectively as a result of the conversion.

In July 2010, Ascendiant Capital Group, LLC ("Ascendiant") sued the Company in Orange County Superior Court (later moved to Los Angeles County Superior Court) for failure to repay approximately $520,000 in debt owed by the Company to Ascendiant. This debt was incurred by the Company in the ordinary course of its business and was subsequently acquired from the original creditors by Ascendiant.  On August 18, 2010, the Company and Ascendiant entered into a Settlement Agreement pursuant to which the Company agreed to issue 4,000,000 shares of its common stock to Ascendiant in exchange for extinguishment of the claims against the Company and dismissal of the litigation. On August 20, 2010, the presiding judge entered an Order Approving Settlement of Claim (the “Order”), pursuant to which the Settlement Agreement became binding on the Company and Ascendiant, and, on August 23, 2010, the Settlement Shares were issued to Ascendiant.

The terms and conditions of the issuance of the Settlement Shares were approved, after a hearing upon the fairness of such terms and conditions at which Ascendiant had the right to appear.  The issuance of the Settlement Shares was exempt from the registration requirements of the Securities Act of 1933 pursuant to Section 3(a)(10) of such Act.

In connection with the Ascendiant matter described above, as well as other negotiated settlements, the Company recognized a gain on settlement of debt in the amount of $1,718,742.